Distribution Date:	11/18/22	UBS Commercial Mortgage Trust 2019-C16
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276YAA1	2.738700%	18,368,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276YAB9	3.440000%	78,496,000.00	54,890,218.70	31,512,750.01	157,351.96	0.00	0.00	31,670,101.97	23,377,468.69	33.62%	30.00%
A-SB	90276YAC7	3.460300%	36,080,000.00	36,080,000.00	0.00	104,039.69	0.00	0.00	104,039.69	36,080,000.00	33.62%	30.00%
A-3	90276YAD5	3.343600%	140,000,000.00	140,000,000.00	0.00	390,086.67	0.00	0.00	390,086.67	140,000,000.00	33.62%	30.00%
A-4	90276YAE3	3.604800%	204,926,000.00	204,926,000.00	0.00	615,597.70	0.00	0.00	615,597.70	204,926,000.00	33.62%	30.00%
A-S	90276YAH6	3.887200%	75,094,000.00	75,094,000.00	0.00	243,254.50	0.00	0.00	243,254.50	75,094,000.00	21.29%	19.00%
B	90276YAJ2	4.320100%	30,720,000.00	30,720,000.00	0.00	110,594.56	0.00	0.00	110,594.56	30,720,000.00	16.25%	14.50%
C	90276YAK9	4.923300%	20,439,000.00	20,439,000.00	0.00	83,856.11	0.00	0.00	83,856.11	20,439,000.00	12.89%	11.51%
D	90276YAN3	5.226863%	10,240,000.00	10,240,000.00	0.00	44,602.56	0.00	0.00	44,602.56	10,240,000.00	11.21%	10.01%
D-RR	90276YAQ6	5.226863%	13,695,000.00	13,695,000.00	0.00	59,651.57	0.00	0.00	59,651.57	13,695,000.00	8.96%	8.00%
E-RR	90276YAS2	5.226863%	10,240,000.00	10,240,000.00	0.00	44,602.56	0.00	0.00	44,602.56	10,240,000.00	7.28%	6.50%
F-RR	90276YAU7	5.226863%	6,827,000.00	6,827,000.00	0.00	29,736.49	0.00	0.00	29,736.49	6,827,000.00	6.16%	5.50%
G-RR	90276YAW3	5.226863%	8,533,000.00	8,533,000.00	0.00	37,167.35	0.00	0.00	37,167.35	8,533,000.00	4.76%	4.25%
H-RR	90276YAY9	5.226863%	6,827,000.00	6,827,000.00	0.00	29,736.49	0.00	0.00	29,736.49	6,827,000.00	3.64%	3.25%
NR-RR*	90276YBA0	5.226863%	22,187,051.00	22,187,051.00	0.00	187,269.05	0.00	0.00	187,269.05	22,187,051.00	0.00%	0.00%
Z	90276YBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276YBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			682,672,051.00	640,698,269.70	31,512,750.01	2,137,547.26	0.00	0.00	33,650,297.27	609,185,519.69

X-A	90276YAF0	1.738667%	477,870,000.00	435,896,218.70	0.00	631,565.34	1,834,567.52	0.00	2,466,132.86	404,383,468.69
X-B	90276YAG8	1.066595%	126,253,000.00	126,253,000.00	0.00	112,217.40	0.00	0.00	112,217.40	126,253,000.00
Notional SubTotal			604,123,000.00	562,149,218.70	0.00	743,782.74	1,834,567.52	0.00	2,578,350.26	530,636,468.69

Deal Distribution Total					31,512,750.01	2,881,330.00	1,834,567.52	0.00	36,228,647.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276YAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276YAB9	699.27408658	401.45676226	2.00458571	0.00000000	0.00000000	0.00000000	0.00000000	403.46134797	297.81732432
A-SB	90276YAC7	1,000.00000000	0.00000000	2.88358343	0.00000000	0.00000000	0.00000000	0.00000000	2.88358343	1,000.00000000
A-3	90276YAD5	1,000.00000000	0.00000000	2.78633336	0.00000000	0.00000000	0.00000000	0.00000000	2.78633336	1,000.00000000
A-4	90276YAE3	1,000.00000000	0.00000000	3.00399998	0.00000000	0.00000000	0.00000000	0.00000000	3.00399998	1,000.00000000
A-S	90276YAH6	1,000.00000000	0.00000000	3.23933337	0.00000000	0.00000000	0.00000000	0.00000000	3.23933337	1,000.00000000
B	90276YAJ2	1,000.00000000	0.00000000	3.60008333	0.00000000	0.00000000	0.00000000	0.00000000	3.60008333	1,000.00000000
C	90276YAK9	1,000.00000000	0.00000000	4.10275013	0.00000000	0.00000000	0.00000000	0.00000000	4.10275013	1,000.00000000
D	90276YAN3	1,000.00000000	0.00000000	4.35571875	0.00000000	0.00000000	0.00000000	0.00000000	4.35571875	1,000.00000000
D-RR	90276YAQ6	1,000.00000000	0.00000000	4.35571888	0.00000000	0.00000000	0.00000000	0.00000000	4.35571888	1,000.00000000
E-RR	90276YAS2	1,000.00000000	0.00000000	4.35571875	0.00000000	0.00000000	0.00000000	0.00000000	4.35571875	1,000.00000000
F-RR	90276YAU7	1,000.00000000	0.00000000	4.35571847	0.00000000	0.00000000	0.00000000	0.00000000	4.35571847	1,000.00000000
G-RR	90276YAW3	1,000.00000000	0.00000000	4.35571897	0.00000000	0.00000000	0.00000000	0.00000000	4.35571897	1,000.00000000
H-RR	90276YAY9	1,000.00000000	0.00000000	4.35571847	0.00000000	0.00000000	0.00000000	0.00000000	4.35571847	1,000.00000000
NR-RR	90276YBA0	1,000.00000000	0.00000000	8.44046602	(4.08474700)	5.54306158	0.00000000	0.00000000	8.44046602	1,000.00000000
Z	90276YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276YBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276YAF0	912.16485383	0.00000000	1.32162584	0.00000000	0.00000000	3.83905146	0.00000000	5.16067730	846.22066397
X-B	90276YAG8	1,000.00000000	0.00000000	0.88882957	0.00000000	0.00000000	0.00000000	0.00000000	0.88882957	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/22 - 10/30/22	30	0.00	157,351.96	0.00	157,351.96	0.00	0.00	0.00	157,351.96	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	104,039.69	0.00	104,039.69	0.00	0.00	0.00	104,039.69	0.00
A-3	10/01/22 - 10/30/22	30	0.00	390,086.67	0.00	390,086.67	0.00	0.00	0.00	390,086.67	0.00
A-4	10/01/22 - 10/30/22	30	0.00	615,597.70	0.00	615,597.70	0.00	0.00	0.00	615,597.70	0.00
X-A	10/01/22 - 10/30/22	30	0.00	631,565.34	0.00	631,565.34	0.00	0.00	0.00	631,565.34	0.00
X-B	10/01/22 - 10/30/22	30	0.00	112,217.40	0.00	112,217.40	0.00	0.00	0.00	112,217.40	0.00
A-S	10/01/22 - 10/30/22	30	0.00	243,254.50	0.00	243,254.50	0.00	0.00	0.00	243,254.50	0.00
B	10/01/22 - 10/30/22	30	0.00	110,594.56	0.00	110,594.56	0.00	0.00	0.00	110,594.56	0.00
C	10/01/22 - 10/30/22	30	0.00	83,856.11	0.00	83,856.11	0.00	0.00	0.00	83,856.11	0.00
D	10/01/22 - 10/30/22	30	0.00	44,602.56	0.00	44,602.56	0.00	0.00	0.00	44,602.56	0.00
D-RR	10/01/22 - 10/30/22	30	0.00	59,651.57	0.00	59,651.57	0.00	0.00	0.00	59,651.57	0.00
E-RR	10/01/22 - 10/30/22	30	0.00	44,602.56	0.00	44,602.56	0.00	0.00	0.00	44,602.56	0.00
F-RR	10/01/22 - 10/30/22	30	0.00	29,736.49	0.00	29,736.49	0.00	0.00	0.00	29,736.49	0.00
G-RR	10/01/22 - 10/30/22	30	0.00	37,167.35	0.00	37,167.35	0.00	0.00	0.00	37,167.35	0.00
H-RR	10/01/22 - 10/30/22	30	0.00	29,736.49	0.00	29,736.49	0.00	0.00	0.00	29,736.49	0.00
NR-RR	10/01/22 - 10/30/22	30	212,686.28	96,640.56	0.00	96,640.56	(90,628.49)	0.00	0.00	187,269.05	122,984.19
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			212,686.28	2,790,701.51	0.00	2,790,701.51	(90,628.49)	0.00	0.00	2,881,330.00	122,984.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	36,228,647.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,799,857.46	Master Servicing Fee	1,727.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,657.26
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	275.86
ARD Interest	0.00	Operating Advisor Fee	1,291.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,799,857.46	Total Fees	9,155.98

Principal		Expenses/Reimbursements
Scheduled Principal	411,681.76	Reimbursement for Interest on Advances	(378.50)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	31,101,068.25	Special Servicing Fees (Monthly)	(90,249.99)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,512,750.01	Total Expenses/Reimbursements	(90,628.49)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,834,567.52	Interest Distribution	2,881,330.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	31,512,750.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,834,567.52
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	1,834,567.52	Total Payments to Certificateholders and Others	36,228,647.53
Total Funds Collected	36,147,174.99	Total Funds Distributed	36,147,175.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	640,698,269.93	640,698,269.93	Beginning Certificate Balance	640,698,269.70
(-) Scheduled Principal Collections	411,681.76	411,681.76	(-) Principal Distributions	31,512,750.01
(-) Unscheduled Principal Collections	31,101,068.25	31,101,068.25	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	609,185,519.92	609,185,519.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	640,792,949.80	640,792,949.80	Ending Certificate Balance	609,185,519.69
Ending Actual Collateral Balance	609,197,647.26	609,197,647.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP	Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP
4,000,000 or less	14	37,634,297.78	6.18%	72	5.2489	1.605252	1.30 or less	11	82,439,977.05	13.53%	75	5.5125	0.884258
4,000,001 to 9,000,000	21	138,302,614.87	22.70%	73	5.1682	1.544493	1.31 to 1.40	6	58,891,748.14	9.67%	76	5.3885	1.358233
9,000,001 to 14,000,000	10	109,050,694.59	17.90%	70	4.9324	1.916030	1.41 to 1.50	4	34,593,760.02	5.68%	75	5.4023	1.459323
14,000,001 to 19,000,000	6	107,032,029.77	17.57%	75	5.2598	1.664103	1.51 to 1.60	3	48,689,469.11	7.99%	74	5.2923	1.566717
19,000,001 to 24,000,000	5	107,665,000.00	17.67%	76	4.6362	2.199598	1.61 to 1.70	8	68,832,746.03	11.30%	76	5.0910	1.657386
24,000,001 to 29,000,000	1	27,575,016.48	4.53%	76	5.3050	1.350000	1.71 to 1.80	5	34,082,078.88	5.59%	77	4.8005	1.735513
29,000,001 to 34,000,000	2	60,015,431.95	9.85%	45	4.9291	1.969897	1.81 to 1.90	1	8,703,661.59	1.43%	74	4.9800	1.880000
34,000,001 to 44,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	31,419,912.41	5.16%	76	4.6965	1.930000
44,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	6	67,894,242.11	11.15%	76	4.9346	2.136146
Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809	2.21 to 2.40	8	102,727,490.10	16.86%	47	4.6873	2.359702
							2.41 or greater	4	49,000,000.00	8.04%	76	4.4199	2.775918
							Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	21,910,434.48	3.60%	76	5.3159	NAP	Totals	254	609,185,519.92	100.00%	71	5.0410	1.775809
Arizona	1	5,270,000.00	0.87%	76	5.2200	2.160000
									Property Type³
Arkansas	1	5,100,000.00	0.84%	75	4.8500	2.200000
California	4	48,110,721.59	7.90%	74	5.3593	1.302696		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	3,196,557.45	0.52%	76	5.3250	1.520000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	44,331,304.75	7.28%	75	5.2368	1.984933	Defeased	3	21,910,434.48	3.60%	76	5.3159	NAP
Georgia	4	17,158,811.68	2.82%	75	5.1547	1.330143	Industrial	16	41,037,594.60	6.74%	77	4.8889	1.774129
Hawaii	186	22,999,999.95	3.78%	75	4.3100	2.400000	Lodging	6	37,526,265.48	6.16%	76	5.6943	0.813854
Illinois	2	11,148,804.17	1.83%	75	5.1000	1.579607	Mixed Use	1	19,000,000.00	3.12%	76	4.3450	2.050000
Indiana	2	5,217,513.85	0.86%	76	5.3050	1.350000	Multi-Family	19	114,405,077.41	18.78%	76	4.9651	1.946243
Louisiana	5	17,658,224.59	2.90%	76	5.5900	1.380000	Office	6	135,955,197.82	22.32%	54	4.9597	1.983930
Maryland	1	8,419,912.41	1.38%	76	4.8250	1.930000	Other	178	21,793,357.26	3.58%	75	4.3100	2.400000
Michigan	3	21,801,876.06	3.58%	76	5.2797	1.183517	Retail	23	198,765,485.79	32.63%	75	5.1204	1.705144
Minnesota	1	896,000.00	0.15%	76	6.1600	1.200000	Self Storage	2	18,792,106.76	3.08%	76	5.5100	1.460000
Mississippi	6	30,950,667.13	5.08%	77	4.8000	1.730000	Totals	254	609,185,519.92	100.00%	71	5.0410	1.775809
Missouri	2	1,693,500.00	0.28%	76	6.1146	1.319427
New Jersey	1	22,500,000.00	3.69%	76	4.8000	1.640000
New York	3	33,750,000.00	5.54%	76	4.8184	1.817081
North Carolina	2	9,019,665.45	1.48%	76	5.9372	1.188787
Ohio	4	22,663,124.79	3.72%	76	5.3186	1.316770
Pennsylvania	2	34,511,471.96	5.67%	76	4.6497	2.053415
Texas	9	138,835,904.84	22.79%	55	4.7783	2.254081
Utah	2	18,792,106.76	3.08%	76	5.5100	1.460000
Virginia	3	57,899,145.70	9.50%	74	5.2696	1.610206
Wisconsin	1	5,349,771.99	0.88%	77	5.0350	1.120000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP	Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP
	4.5000% or less	5	78,000,000.00	12.80%	76	4.3059	2.540897	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	8	85,463,682.40	14.03%	42	4.6025	2.194527	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	10	88,477,305.13	14.52%	76	4.8048	1.859582	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	5	28,318,255.89	4.65%	75	5.0294	1.664375	37 months to 48 months	59	587,275,085.44	96.40%	71	5.0307	1.793618
	5.1001% to 5.3000%	11	123,248,727.61	20.23%	75	5.2311	1.715511	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.3001% to 5.5000%	10	112,734,424.52	18.51%	75	5.3937	1.533664	Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809
	5.5001% to 5.7000%	4	45,426,415.62	7.46%	76	5.5721	1.414626
	5.7001% or greater	6	25,606,274.27	4.20%	76	5.9270	0.286995
	Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP	Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP
	114 months or less	59	587,275,085.44	96.40%	71	5.0307	1.793618	Interest Only	18	218,104,500.00	35.80%	62	4.7187	2.267898
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	15,815,934.34	2.60%	76	5.9737	(0.026772)
	Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809	300 months to 350 months	38	353,354,651.10	58.00%	75	5.1812	1.582352
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	21,910,434.48	3.60%	76	5.3159	NAP				None
Underwriter's Information		7	99,183,908.50	16.28%	76	4.9674	1.717408
	12 months or less	46	449,501,676.94	73.79%	69	5.0983	1.725595
	13 months to 24 months	6	38,589,500.00	6.33%	76	4.4066	2.781836
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	609,185,519.92	100.00%	71	5.0410	1.775809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30502206	OF	Addison	TX	Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	11/06/22
1A23	30502695				Actual/360	4.568%	7,867.11	0.00	0.00	N/A	02/06/24	--	2,000,000.00	2,000,000.00	11/06/22
1A4	30502214				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	11/06/22
1A7	30502217				Actual/360	4.568%	118,006.67	0.00	0.00	N/A	02/06/24	--	30,000,000.00	30,000,000.00	11/06/22
2A1	30315912	OF	Norfolk	VA	Actual/360	5.290%	136,872.01	31,474.53	0.00	N/A	01/06/29	--	30,046,906.48	30,015,431.95	11/06/22
2A2A	30315913				Actual/360	5.290%	70,578.15	16,229.87	0.00	N/A	01/06/29	--	15,493,709.58	15,477,479.71	11/06/22
3A1	30502401	MF	Austin	TX	Actual/360	4.283%	73,756.41	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	11/06/22
3A2	30502402				Actual/360	4.283%	36,878.20	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	11/06/22
3A3	30502403				Actual/360	4.283%	22,126.92	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	11/06/22
4A1	30502459	IN	Various	MS	Actual/360	4.800%	40,418.82	12,047.72	0.00	N/A	04/06/29	--	9,778,746.09	9,766,698.37	11/06/22
4A2	30502460				Actual/360	4.800%	40,418.82	12,047.72	0.00	N/A	04/06/29	--	9,778,746.09	9,766,698.37	11/06/22
4A3	30502461				Actual/360	4.800%	40,418.82	12,047.72	0.00	N/A	04/06/29	--	9,778,746.09	9,766,698.37	11/06/22
4A4	30502464				Actual/360	4.800%	6,830.78	2,036.05	0.00	N/A	04/06/29	--	1,652,608.37	1,650,572.32	11/06/22
6	30502538	MF	Various	Various	Actual/360	5.305%	126,107.71	30,575.77	0.00	N/A	03/06/29	--	27,605,592.25	27,575,016.48	11/06/22
7A7	30501773	Various Various		Various	Actual/360	5.700%	69,803.08	14,221,341.22	0.00	N/A	11/06/28	--	14,221,341.22	0.00	11/06/22
7A8	30501774				Actual/360	5.700%	46,535.39	9,480,894.15	0.00	N/A	11/06/28	--	9,480,894.15	0.00	11/06/22
8	30502488	Various Honolulu		HI	Actual/360	4.310%	85,361.94	0.00	0.00	N/A	02/07/29	--	23,000,000.00	23,000,000.00	11/07/22
9A2	30502363	RT	Pittsburgh	PA	Actual/360	4.649%	80,074.72	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	11/06/22
9A72	30502540				Actual/360	4.649%	12,011.21	0.00	0.00	N/A	03/06/29	--	3,000,000.00	3,000,000.00	11/06/22
10	30315915	RT	South Plainfield	NJ	Actual/360	4.800%	93,000.00	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	11/06/22
11	30502233	OF	West Palm Beach	FL	Actual/360	5.115%	97,637.13	0.00	0.00	N/A	02/06/29	--	22,165,000.00	22,165,000.00	11/06/22
12	30315916	SS	Various	UT	Actual/360	5.510%	89,257.64	19,878.34	0.00	N/A	03/06/29	--	18,811,985.10	18,792,106.76	11/06/22
13	30315917	MU	New York	NY	Actual/360	4.345%	71,089.03	0.00	0.00	N/A	03/05/29	--	19,000,000.00	19,000,000.00	11/05/22
14	30502004	RT	Orangevale	CA	Actual/360	5.410%	83,960.15	18,352.09	0.00	N/A	01/06/29	--	18,022,570.80	18,004,218.71	11/06/22
15	30502030	RT	Kyle	TX	Actual/360	5.463%	85,146.93	0.00	0.00	N/A	01/06/29	--	18,100,000.00	18,100,000.00	11/06/22
16	30315918	MF	Baton Rouge	LA	Actual/360	5.590%	85,081.62	16,992.22	0.00	N/A	03/06/29	--	17,675,216.81	17,658,224.59	11/06/22
17	30502005	RT	Windsor	CA	Actual/360	5.440%	63,439.03	13,692.11	0.00	N/A	01/06/29	--	13,542,488.49	13,528,796.38	11/06/22
18	30502457	LO	Detroit	MI	Actual/360	5.706%	61,365.04	14,717.23	0.00	N/A	03/06/29	--	12,489,069.01	12,474,351.78	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
19	30315919	RT	San Antonio	TX	Actual/360	4.800%	53,733.33	0.00	0.00	N/A	03/06/29	--	13,000,000.00	13,000,000.00	11/06/22
20	30315920	MF	Alexander	AR	Actual/360	5.320%	59,554.44	0.00	0.00	N/A	03/01/29	--	13,000,000.00	13,000,000.00	11/01/22
21	30502308	RT	Mechanicsburg	PA	Actual/360	4.650%	46,161.94	17,003.57	0.00	N/A	02/06/29	--	11,528,475.53	11,511,471.96	11/06/22
22	30502187	RT	West Palm Beach	FL	Actual/360	5.300%	34,242.00	9,071.76	0.00	N/A	01/06/29	--	7,502,811.80	7,493,740.04	11/06/22
23	30502188	RT	West Palm Beach	FL	Actual/360	5.300%	17,999.00	4,768.49	0.00	N/A	01/06/29	--	3,943,785.67	3,939,017.18	11/06/22
24	30315921	LO	Various	TX	Actual/360	5.200%	41,410.97	12,127.34	0.00	N/A	03/01/29	--	9,248,106.70	9,235,979.36	10/01/22
25	30502181	RT	Hopewell	VA	Actual/360	4.980%	37,376.15	12,113.29	0.00	N/A	01/06/29	--	8,715,774.88	8,703,661.59	11/06/22
26	30315922	SS	Various	Various	Actual/360	5.310%	40,785.25	9,248.07	0.00	N/A	02/06/29	--	8,919,682.55	8,910,434.48	11/06/22
27	30502474	RT	Elk Grove	CA	Actual/360	5.300%	40,208.33	9,769.09	0.00	N/A	03/06/29	--	8,810,101.87	8,800,332.78	11/06/22
28	30315923	OF	Gaithersburg	MD	Actual/360	4.825%	35,033.13	11,928.22	0.00	N/A	03/06/29	--	8,431,840.63	8,419,912.41	11/06/22
29	30315924	RT	New York	NY	Actual/360	5.450%	39,069.69	0.00	0.00	N/A	03/06/29	--	8,325,000.00	8,325,000.00	11/06/22
30	30502100	OF	Van Nuys	CA	Actual/360	5.168%	34,661.03	10,480.21	0.00	N/A	12/06/28	--	7,787,853.93	7,777,373.72	11/06/22
31	30502458	LO	Battle Creek	MI	Actual/360	5.850%	37,271.62	7,398,832.88	0.00	N/A	03/06/29	--	7,398,832.88	0.00	11/06/22
32	30315925	RT	Lawrenceville	GA	Actual/360	5.127%	33,162.59	8,774.28	0.00	N/A	01/06/29	--	7,510,902.01	7,502,127.73	11/06/22
33	30502472	MF	Gainesville	FL	Actual/360	5.450%	33,471.53	8,877.66	0.00	N/A	03/06/29	--	7,132,140.41	7,123,262.75	11/06/22
34	30315926	LO	Fort Worth	TX	Actual/360	6.022%	35,304.14	11,828.08	0.00	N/A	02/06/29	--	6,808,096.97	6,796,268.89	11/06/22
35	30315927	RT	Concord Township	OH	Actual/360	5.350%	31,575.08	7,513.88	0.00	N/A	03/06/29	--	6,853,801.85	6,846,287.97	11/06/22
36	30502281	MF	OFallon	IL	Actual/360	5.100%	30,017.42	7,989.06	0.00	N/A	02/06/29	--	6,835,086.11	6,827,097.05	11/06/22
37	30315928	RT	Woodbury	NY	Actual/360	5.400%	29,876.25	0.00	0.00	N/A	01/06/29	--	6,425,000.00	6,425,000.00	11/06/22
38	30502359	MF	Kerrville	TX	Actual/360	5.250%	25,219.47	6,256.14	0.00	N/A	03/06/29	--	5,578,501.28	5,572,245.14	11/06/22
39	30315929	MF	Detroit	MI	Actual/360	4.790%	22,203.31	7,668.17	0.00	N/A	03/06/29	--	5,382,982.01	5,375,313.84	11/06/22
40	30502408	LO	Smithfield	NC	Actual/360	5.644%	25,676.81	9,662.36	0.00	N/A	03/06/29	--	5,283,174.21	5,273,511.85	11/06/22
41	30315930	RT	Milwaukee	WI	Actual/360	5.035%	23,226.30	7,225.09	0.00	N/A	04/01/29	--	5,356,997.08	5,349,771.99	11/01/22
42	30315931	IN	Peoria	AZ	Actual/360	5.220%	23,688.65	0.00	0.00	N/A	03/06/29	--	5,270,000.00	5,270,000.00	11/06/22
43	30315932	OF	Springdale	AR	Actual/360	4.850%	21,299.58	0.00	0.00	N/A	02/06/29	--	5,100,000.00	5,100,000.00	11/06/22
44	30502282	MF	Swansea	IL	Actual/360	5.100%	19,003.34	5,429.40	0.00	N/A	02/06/29	--	4,327,136.52	4,321,707.12	11/06/22
45	30315933	MF	Wayne	MI	Actual/360	4.600%	15,678.33	5,852.73	0.00	N/A	03/06/29	--	3,958,063.17	3,952,210.44	11/06/22
46	30315934	LO	Greensboro	NC	Actual/360	6.350%	20,517.62	6,116.95	0.00	N/A	03/06/29	--	3,752,270.55	3,746,153.60	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
47	30502084	RT	Gloucester	VA	Actual/360	5.700%	18,195.25	4,440.37	0.00	N/A	01/06/29	--	3,707,012.79	3,702,572.42	11/06/22
48	30502473	IN	Fort Lauderdale	FL	Actual/360	5.361%	16,687.62	4,558.13	0.00	N/A	04/06/29	--	3,614,842.91	3,610,284.78	11/06/22
49	30315935	RT	Centennial	CO	Actual/360	5.325%	14,676.30	4,089.82	0.00	N/A	03/06/29	--	3,200,647.27	3,196,557.45	11/06/22
50	30315936	RT	Cypress	TX	Actual/360	4.805%	12,975.08	4,453.85	0.00	N/A	03/06/29	--	3,135,865.30	3,131,411.45	11/06/22
51	30315937	RT	Marietta	GA	Actual/360	4.905%	13,179.63	4,344.38	0.00	N/A	03/06/29	--	3,120,362.52	3,116,018.14	11/06/22
52	30315938	RT	Pelican Rapids	MN	Actual/360	6.160%	4,752.78	0.00	0.00	03/06/29	03/06/34	--	896,000.00	896,000.00	11/06/22
53	30315939	RT	Bolivar	MO	Actual/360	6.100%	4,575.17	0.00	0.00	03/06/29	03/06/34	--	871,000.00	871,000.00	11/06/22
54	30315940	RT	Carthage	MO	Actual/360	6.130%	4,341.66	0.00	0.00	03/06/29	03/06/34	--	822,500.00	822,500.00	11/06/22
Totals							2,799,857.46	31,512,750.01	0.00				640,698,269.93	609,185,519.92
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	11,705,370.00	12,745,129.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A23	11,705,370.00	12,745,129.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	11,705,370.00	12,745,129.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	11,705,370.00	12,745,129.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	5,713,588.56	6,169,603.04	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A	5,713,588.56	6,169,603.04	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	5,184,008.29	5,287,391.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	5,184,008.29	5,287,391.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	5,184,008.29	5,287,391.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	5,184,008.29	5,287,391.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,094,429.65	813,539.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A7	21,805,792.17	21,610,725.43	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A8	21,805,792.17	21,610,725.43	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	62,711,959.04	64,047,172.42	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	5,686,791.64	7,716,135.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A72	5,686,791.64	7,716,135.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,079,167.98	1,927,725.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,495,988.04	2,778,195.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,772,506.77	1,939,680.54	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	349,979.53	1,716,765.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,516,805.68	1,437,632.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,457,741.81	2,473,483.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,097,469.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,068,938.96	1,123,159.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(299,014.76)	948,984.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19	1,522,832.75	1,720,135.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,735,700.00	1,901,008.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	785,699.57	906,414.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	418,921.23	480,429.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,478,193.93	0.00	--	--	--	0.00	0.00	53,518.40	53,518.40	0.00	0.00
25	1,341,221.76	1,246,836.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	950,604.50	1,024,249.53	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,161,434.32	1,180,467.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	824,676.85	798,355.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,644,301.47	2,512,663.49	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	362,476.37	(29,292.96)	01/01/22	05/31/22	05/11/22	0.00	0.00	0.00	0.00	0.00	0.00
32	755,051.41	518,053.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,124,775.51	1,189,669.79	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(442,496.49)	(659,607.13)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	671,945.38	598,473.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	721,767.98	761,293.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	525,983.60	452,790.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	593,482.65	652,950.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	629,740.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	616,601.34	641,541.11	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	615,921.09	477,411.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	644,166.86	653,989.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	579,988.49	587,321.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	440,545.07	455,166.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	400,872.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	390,144.21	371,232.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	17,211.78	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	480,799.72	441,886.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	283,199.45	370,024.97	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	398,863.15	361,552.47	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	507,306.35	397,837.51	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	432,049.65	502,379.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	67,337.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	71,355.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	69,560.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	237,120,855.77	242,844,588.91				0.00	0.00	53,518.40	53,518.40	17,211.78	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7A7	30501773	14,221,341.22	Payoff w/ yield maintenance	0.00	1,100,740.51
7A8	30501774	9,480,894.15	Payoff w/ yield maintenance	0.00	733,827.01
31	30502458	7,398,832.88	Payoff Prior to Maturity	0.00	0.00
Totals		31,101,068.25		0.00	1,834,567.52
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	31,101,068.25	5.040992%	5.024365%	71
10/17/22	0	0.00	0	0.00	1	7,398,832.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.074850%	5.058254%	72
09/16/22	0	0.00	0	0.00	1	7,408,437.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075022%	5.058426%	73
08/17/22	0	0.00	0	0.00	1	7,416,795.48	0	0.00	0	0.00	1	17,711,678.79	0	0.00	0	0.00	5.075172%	5.058576%	74
07/15/22	0	0.00	0	0.00	1	7,425,111.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075322%	5.058725%	75
06/17/22	0	0.00	0	0.00	1	7,434,588.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075491%	5.058894%	76
05/17/22	0	0.00	0	0.00	1	7,442,815.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075638%	5.059041%	77
04/18/22	0	0.00	1	7,452,206.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075806%	5.059208%	78
03/17/22	3	36,000,000.00	0	0.00	1	7,460,345.77	0	0.00	0	0.00	0	0.00	0	0.00	1	30,000,000.00	5.075951%	5.059352%	79
02/17/22	0	0.00	0	0.00	1	7,472,068.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034493%	5.017922%	77
01/18/22	0	0.00	1	7,480,107.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034639%	5.018068%	78
12/17/21	1	7,488,106.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034750%	5.018178%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	30315921	10/01/22	0	B	53,518.40	53,518.40	0.00	9,248,106.70
Totals					53,518.40	53,518.40	0.00	9,248,106.70

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		47,000,000	47,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		562,185,520	562,185,520	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	609,185,520	609,185,520	0	0	0	0
Oct-22	640,698,270	633,299,437	0	0	7,398,833	0
Sep-22	641,200,334	633,791,897	0	0	7,408,437	0
Aug-22	641,644,911	634,228,116	0	0	7,416,795	0
Jul-22	642,087,471	634,662,360	0	0	7,425,112	0
Jun-22	642,583,435	635,148,846	0	0	7,434,589	0
May-22	643,021,737	635,578,921	0	0	7,442,816	0
Apr-22	643,513,598	636,061,391	0	7,452,207	0	0
Mar-22	643,947,679	600,487,333	36,000,000	0	7,460,346	0
Feb-22	674,522,309	667,050,241	0	0	7,472,068	0
Jan-22	674,926,665	667,446,557	0	7,480,108	0	0
Dec-21	675,253,330	667,765,224	7,488,107	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A1	30502401	20,000,000.00	20,000,000.00	119,800,000.00	11/02/18	4,525,096.45	2.89000	12/31/20	03/06/29	I/O
3A2	30502402	10,000,000.00	10,000,000.00	119,800,000.00	11/02/18	4,525,096.45	2.89000	12/31/20	03/06/29	I/O
3A3	30502403	6,000,000.00	6,000,000.00	119,800,000.00	11/02/18	4,525,096.45	2.89000	12/31/20	03/06/29	I/O
31	30502458	0.00	-	10,900,000.00	04/06/22	(80,043.52)	(0.35000)	05/31/22	03/06/29	315
Totals		36,000,000.00	36,000,000.00	370,300,000.00		13,495,245.83

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3A1	30502401	MF	TX	11/16/21	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

3A2	30502402	Various	Various	11/16/21	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

3A3	30502403	Various	Various	11/16/21	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

31	30502458	LO	MI	06/08/20	8
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30315915	22,500,000.00	4.80000%	22,500,000.00 4.80000%		8	06/30/20	05/06/20	07/02/20
16	30315918	0.00	5.59000%	0.00	5.59000%	8	05/12/22	05/12/22	06/02/22
24	30315921	9,597,561.79	5.20000%	9,597,561.79 5.20000%		8	08/26/20	06/01/20	09/11/20
Totals		32,097,561.79		32,097,561.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	(394.76)	0.00	0.00	0.00
3A2	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	1,291.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.27	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.99	0.00	0.00	0.00
31	0.00	0.00	(98,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(90,249.99)	0.00	0.00	0.00	0.00	0.00	(378.50)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(90,628.49)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the UBS 2019-C16 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29